ACCOUNTS RECEIVABLE, NET - Aging analysis (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 26,921,268	$ 18,259,749
Subsequent collection	$ 7,551,993	$ 12,331,018
Subsequent collection (as a percentage)	28.10%	67.50%
Less than 6 months
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 23,598,869	$ 17,650,236
Subsequent collection	$ 5,951,392	$ 12,331,018
Subsequent collection (as a percentage)	25.20%	69.90%
From 7 to 9 months
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 2,682,365	$ 18,586
Subsequent collection	$ 1,600,598
Subsequent collection (as a percentage)	59.70%	0.00%
From 10 to 12 months
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 18,729
Subsequent collection (as a percentage)	0.00%	0.00%
Over 1 year
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 621,305	$ 590,927
Subsequent collection	$ 3
Subsequent collection (as a percentage)	0.00%	0.00%